Long-term Debt and Borrowing Arrangements (Tables)	12 Months Ended
Dec. 31, 2014
Debt Disclosure [Abstract]
Schedule of Long-Term Debt
Long-term debt and other borrowing arrangements consisted of:

	Maturity Date	As of December 31,
		2014	2013
3½% Convertible Notes	October 2014	—	66
4⅞% Senior Notes	November 2017	300	300
Floating Rate Senior Notes	December 2017	248	247
8¼% Senior Notes	January 2019	—	691
Floating Rate Term Loan (a)	March 2019	980	989
9¾% Senior Notes	March 2020	223	223
6% Euro-denominated Senior Notes	March 2021	561	344
5⅛% Senior Notes	June 2022	400	—
5½% Senior Notes	April 2023	674	500
		3,386	3,360
Other		34	34
Total		3,420	3,394
Less: Short-term debt and current portion of long-term debt		28	89
Long-term debt		$3,392	$3,305
__________

(a)
The floating rate term loan is part of the Company’s senior credit facility, which is secured by pledges of capital stock of certain subsidiaries of the Company, and liens on substantially all of the Company’s intellectual property and certain other real and personal property.

Contractual Maturities of Company's Corporate Debt	The following table provides contractual maturities of the Company’s corporate debt at December 31, 2014:

Year	Amount
2015	$28
2016	17
2017	562
2018	12
2019	942
Thereafter	1,859
$3,420

Schedule of Committed Credit Facilities
At December 31, 2014, the committed corporate credit facilities available to the Company and/or its subsidiaries were as follows:

	Total Capacity	Outstanding Borrowings	Letters of Credit Issued	Available Capacity
Senior revolving credit facility maturing 2018 (a)	$1,800	$—	$783	$1,017
Other facilities (b)	12	1	—	11
__________

(a)
The senior revolving credit facility bears interest at one-month LIBOR plus 200 basis points and is part of the Company’s senior credit facility, which is secured by pledges of capital stock of certain subsidiaries of the Company, and liens on substantially all of the Company’s intellectual property and certain other real and personal property.

(b)	These facilities encompass bank overdraft lines of credit, bearing interest of 4.50% to 5.69% as of December 31, 2014.